Retirement-Related Benefits - Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plans
Expected Long-Term Returns on Plan Assets
Period over which changes in fair value of plan assets recognized		5 years
Pension Plans | U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		2.20%	3.10%	4.10%
Expected long-term returns on plan assets		3.75%	4.50%	5.25%
Interest crediting rate		1.10%	2.70%	3.60%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		2.60%	2.20%	3.10%
Interest crediting rate		1.10%	1.10%	2.70%
Pension Plans | U.S. | Expected
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Expected long-term returns on plan assets	4.00%
Pension Plans | U.S. | Personal Pension Plan (PPP)
Interest Crediting Rate
Maturity period of the average interest from August to October		1 year
Percentage interest rate added to average interest from August to October of the one-year U.S. Treasury Constant Maturity yield for computation of interest crediting rate (as a percent)		1.00%
Pension Plans | Non-U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		0.87%	1.20%	1.86%
Expected long-term returns on plan assets		2.85%	3.36%	4.38%
Rate of compensation increase		2.59%	2.32%	2.20%
Interest crediting rate		0.26%	0.28%	0.30%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		1.26%	0.87%	1.20%
Rate of compensation increase		3.02%	2.59%	2.32%
Interest crediting rate		0.26%	0.26%	0.28%
Pension Plans | Non-U.S. | Expected
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Expected long-term returns on plan assets	2.97%
Nonpension Postretirement Plans | U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		1.80%	2.80%	3.90%
Interest crediting rate		1.10%	2.70%	3.60%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		2.30%	1.80%	2.80%
Interest crediting rate		1.10%	1.10%	2.70%
Nonpension Postretirement Plans | Non-U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		4.55%	5.08%	4.88%
Expected long-term returns on plan assets		6.62%	7.73%	7.70%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		5.35%	4.55%	5.08%
Retiree Health Benefits
Healthcare Cost Trend Rate
Health care cost trend rate assumed for next fiscal year		6.00%
Ultimate healthcare cost trend rate		5.00%
Period for ultimate trend rate		6 years